Nature of Business and Significant Accounting Policies	12 Months Ended
Sep. 30, 2019
Advanced Interactive Gaming, Inc. [Member]
Nature of Business and Significant Accounting Policies

Note 1 – Nature of Business and Significant Accounting Policies

Nature of Business

Advanced Interactive Gaming, Ltd (“AIG Ltd”), was incorporated in Bermuda on September 15, 2016. On September 24, 2019, AIG Ltd was acquired by Advanced Interactive Gaming, Inc. (“AIG Inc”), a Colorado Corporation, through a reverse recapitalization and share exchange agreement. As a result of the transaction, AIG Ltd became a wholly-owned subsidiary of AIG Inc. The consolidated entity is referred to collectively as the “Company.”

The Company has purchased two royalty interest agreements from Velocity Capital Ltd. in exchange for a $2 million note that was converted to AIG Inc preferred stock (Note 5). The royalty interests entitle the Company to a royalty stream from Stainless Games Ltd., for the revenues derived from the Carmageddon franchise over a five-year period, which currently includes the games Carmageddon Reincarnation, rebranded as Carmageddon Max Damage and Carmageddon Crashers.

The Company has used cash flows derived from the Carmageddon franchise to invest in additional game development with additional partners. Catch & Release and Interplanetary: Enhanced Edition were completed and launched in June 2018. Worbital launched on the PC Steam platform in February 2019 and is scheduled for a widespread launch on the Xbox One and PS4 platforms in October 2019. Going forward, the Company intends to continue to work with game developers as well as potentially working on developing games internally.

Plan of Operations:

The Company has incurred losses since its inception, has limited cash on hand at September 30, 2018, and negative equity. The Company’s plan is to grow significantly over the next few years through strategic game development partnerships, through internal game development and through the acquisition of independent game development companies globally.

The Company has taken much of the cash flow from its first royalty agreement and has invested in royalty agreements for the development of several other video games. By continuing to reinvest these royalties into agreements to develop new games, along with actively managing corporate overhead, management’s plan is to substantially increase its video game royalty portfolio and cash flow over the next several years.